Short-term borrowings and long-term debt - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Corporate Bonds Issued December Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount	¥ 150,000
Commercial Paper [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	¥ 80,000